Derivative Financial Instruments - Offsetting (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions				12 Months Ended
	Nov. 02, 2022	May 23, 2022	May 19, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments
Potential reduction in net position of total derivative assets				$ 220	$ 60
Potential reduction in net position of total derivative liabilities				220	60
Cash collateral rehypothecated				8	2
Unrealized gain (loss)				(225)	(205)	$ 101
Strike price		$ 13.95
Other (income) and expense
Derivative Financial Instruments
Realized gain (loss)				(83)
Kyndryl Holdings, Inc
Derivative Financial Instruments
Numbers shares transferred			22.3
Cash-settled swap
Derivative Financial Instruments
Realized gain (loss)	$ (83)
Settlement of the swap	$ 83
Strike price	$ 13.95
Other receivables
Derivative Financial Instruments
Right to reclaim cash collateral				140	2
Accounts payable
Derivative Financial Instruments
Obligation to return cash collateral				$ 8	$ 38